Collateralized Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments at Fair Value Received as Collateral that were Permitted to be Delivered or Repledged

The table below presents financial instruments at fair value received as collateral that were permitted to be delivered or repledged and that were delivered or repledged by the Company as well as the fair value of financial instruments which could be further repledged by the receiving counterparty (in thousands):

	DECEMBER 31, 2012	DECEMBER 31, 2011
Collateral permitted to be delivered or repledged	$989,279	$1,450,281
Collateral that was delivered or repledged	933,716	1,383,298
Collateral permitted to be further repledged by the receiving counterparty	65,878	275,912

Financial Instruments Owned and Pledged to Counterparties that Do Not Have Right to Sell or Repledge

The table below presents information about assets pledged by the Company (in thousands):

	DECEMBER 31, 2012	DECEMBER 31, 2011
Financial instruments owned, at fair value, pledged to counterparties that had the right to deliver or repledge (1)	$4,605,155	$2,121,783
Financial instruments owned, at fair value, pledged to counterparties that do not have the right to deliver or repledge (2)	696,495	550,926

(1)	Financial instruments owned, at fair value, pledged to counterparties that had the right to deliver or repledge includes $131.6 million and zero at December 31, 2012 and 2011, respectively, recorded within Assets of business held for sale.
(2)	Financial instruments owned, at fair value, pledged to counterparties that do not have the right to deliver or repledge includes $111.5 million and zero at December 31, 2012 and 2011, respectively, recorded within Assets of business held for sale.